DISCONTINUED OPERATION - Schedule of Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Net revenues	$ 0	$ 23,871,417	$ 24,148,914
Cost of revenues	(21,465)	(23,443,331)	(22,672,758)
Gross profit	(21,465)	428,086	1,476,156
Operating expenses	(20,875)	(882,885)	(26,538,318)
Other income/(expenses).net	23,055	71,756	(70,220)
Loss before income tax	(19,285)	(383,043)	(25,132,382)
Income tax benefit	3,089	94,501	6,277,197
Loss from discontinued operation, net of income tax	$ (16,196)	$ (288,542)	$ (18,855,185)